As filed with the Securities and Exchange Commission on February 14, 2012

Securities Act registration no. 33-38953

Investment Company Act file no. 811-06279

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   ☒

Post-Effective Amendment No. 43 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   ☒

Amendment No.  45 ☒

HARRIS ASSOCIATES INVESTMENT TRUST

(Registrant)

Two North La Salle Street, Suite 500

Chicago, Illinois 60602-3790

Telephone number 312/621-0600

Janet L. Reali	Paulita A. Pike
Harris Associates L.P.	K&L Gates LLP
Two North La Salle Street, #500	70 West Madison Street, #3100
Chicago, Illinois 60602	Chicago, Illinois 60602

(Agents for service)

It is proposed that this filing will become effective:
☒ immediately upon filing pursuant to rule 485(b)
☐ on pursuant to rule 485(b)
☐ 60 days after filing pursuant to rule 485(a)(1)
☐ on pursuant to rule 485(a)(1)
☐ 75 days after filing pursuant to rule 485(a)(2)
☐ on pursuant to rule 485(a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on February 14, 2012.

HARRIS ASSOCIATES INVESTMENT TRUST

By	/s/ Kristi L. Rowsell
Kristi L. Rowsell, President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Michael J. Friduss*	Trustee
Michael J. Friduss

/s/ Thomas H. Hayden*	Trustee
Thomas H. Hayden

/s/ Christine M. Maki*	Trustee
Christine M. Maki

/s/ Allan J. Reich*	Trustee
Allan J. Reich

/s/ Steven S. Rogers*	Trustee	February 14, 2012
Steven S. Rogers

/s/ Burton W. Ruder*	Trustee
Burton W. Ruder

/s/ Peter S. Voss*	Trustee
Peter S. Voss

/s/ Gary N. Wilner*	Trustee
Gary N. Wilner

/s/ Kristi L. Rowsell	Trustee and President (Principal Executive Officer)
Kristi L. Rowsell

/s/ Thomas E. Herman	Principal Financial Officer
Thomas E. Herman

By	/s/ Janet L. Reali
Janet L. Reali
Secretary

* Janet L. Reali signs this document on behalf of the individuals noted pursuant to the powers of attorney filed on January 28, 2010 as exhibit(q) to Post-effective Amendment no. 39 on Form N-1A (File No. 33-38953) and incorporated by reference herein.

Index of Exhibits

Exhibit
Number	Exhibits

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase